Rule 497(e)
                                                             File Nos. 333-52956



                          SCHWAB Signature(TM) ANNUITY

                         SUPPLEMENT DATED JULY 16, 2004
                   To the Prospectus dated May 3, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

Please note the following changes to your Prospectus.

Pursuant to its agreement with the New York Attorney General's Office, Janus has lowered its management fees for shareholders in all long-term funds and portfolios, including the Janus Aspen Series funds in your SCHWABsignature(TM) Annuity. The lower fees became effective July 1, 2004. Appendix C, on page 48 of your Prospectus, is hereby replaced with the revised Appendix C below, which reflects the lowered management fees of Janus.

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Appendix C--Expenses of Each Sub-Account's Underlying Portfolio
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                      (as a percentage of Portfolio average net assets,
      before and after fee waivers and expense reimbursements as of December 31, 2003)*

                                                       Management                 Total             Total
                                                          Fees             2b-1   Portfolio Total   Portfolio
                                                                 Other     fees   Expenses  Fee     Expenses
                                                                 fees             Before    Waivers After
                                                                                  Fee               Fee
                                                                                  Waivers           Waivers
A I M V.I. High Yield Fund (formerly INVESCO VIF High
Yield Fund)                                              0.63%    0.43%    0.00%    1.06%    0.01%    1.05%
Series I Shares
Alger American Balanced Portfolio - Class O Shares       0.75%    0.12%    0.00%    0.87%    0.00%    0.87%
Alger American Growth Portfolio - Class O Shares         0.75%    0.10%    0.00%    0.85%    0.00%    0.85%
Alger American MidCap Growth Portfolio - Class O Shares  0.80%    0.13%    0.00%    0.93%    0.00%    0.93%
AllianceBernstein VP Growth & Income Portfolio - Class   0.63%    0.03%    0.00%    0.66%    0.08%    0.58%
A Shares
AllianceBernstein VP Growth Portfolio - Class A Shares   0.75%    0.14%    0.00%    0.89%    0.00%    0.89%
AllianceBernstein VP Real Estate Investment Portfolio    0.90%    0.34%    0.00%    1.24%    0.35%    0.89%
- Class A Shares
AllianceBernstein VP Utility Income Portfolio - Class    0.75%    0.73%    0.00%    1.48%    0.20%    1.28%
A Shares
American Century VP Balanced Fund - Original Class       0.90%    0.00%    0.00%    0.90%    0.00%    0.90%
Shares
American Century VP Income & Growth Fund - Original      0.70%    0.00%    0.00%    0.70%    0.00%    0.70%
Class Shares
American Century VP International Fund - Original        1.33%    0.01%    0.00%    1.34%    0.00%    1.34%
Class Shares
American Century VP Value Fund - Original Class Shares   0.95%    0.00%    0.00%    0.95%    0.00%    0.95%
Baron Capital Asset Fund: Insurance Shares               1.00%    0.19%    0.25%    1.44%    0.00%    1.44%
Delaware VIP Small Cap Value Series - Standard Class     0.75%    0.11%    0.00%    0.86%    0.00%    0.86%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares          0.40%    0.24%    0.25%    0.89%    0.00%    0.89%
Dreyfus Investment Portfolios MidCap Stock               0.75%    0.07%    0.00%    0.82%    0.00%    0.82%
Portfolio-Initial Shares
Dreyfus VIF Appreciation Portfolio - Initial Shares      0.75%    0.05%    0.00%    0.80%    0.00%    0.80%
Dreyfus VIF Growth and Income Portfolio - Initial        0.75%    0.07%    0.00%    0.82%    0.00%    0.82%
Shares
Dreyfus VIF Developing Leaders Portfolio - Initial       0.75%    0.07%    0.00%    0.82%    0.00%    0.82%
Shares
Federated Fund for U.S. Government Securities II         0.60%    0.37%    0.00%    0.97%    0.25%    0.72%
Federated International Equity Fund II                   1.00%    1.00%    0.00%    2.00%    0.31%    1.69%
INVESCO VIF-Technology Fund                              0.75%    0.41%    0.00%    1.16%    0.00%    1.16%
JPMorgan Small Company Portfolio                         0.60%    0.55%    0.00%    1.15%    0.00%    1.15%
Janus Aspen Series Balanced Portfolio - Institutional    0.55%    0.02%    0.00%    0.57%    0.00%    0.57%
Shares*
Janus Aspen Series Flexible Income Portfolio -           0.50%    0.04%    0.00%    0.54%    0.00%    0.54%
Institutional Shares*
Janus Aspen Series Growth and Income Portfolio           0.62%    0.18%    0.00%    0.80%    0.00%    0.80%
-Institutional Shares*
Janus Aspen Series Worldwide Growth Portfolio -          0.60%    0.06%    0.00%    0.66%    0.00%    0.66%
Institutional Shares*
Oppenheimer Global Securities Fund/VA                    0.63%    0.04%    0.00%    0.67%    0.00%    0.67%
PBHG Large Cap Growth Portfolio                          0.75%    0.58%    0.00%    1.33%    0.00%    1.33%
PIMCO VIT High Yield Portfolio                           0.25%    0.35%    0.00%    0.60%    0.00%    0.60%
PIMCO VIT Low Duration Portfolio                         0.25%    0.25%    0.00%    0.50%    0.00%    0.50%
SAFECO RST Core Equity Portfolio                         0.74%    0.06%    0.00%    0.80%    0.00%    0.80%
SAFECO RST Small-Cap Value Portfolio                     0.85%    0.20%    0.00%    1.05%    0.00%    1.05%
Schwab MarketTrack Growth Portfolio II(TM)               0.44%    0.43%    0.00%    0.87%    0.37%    0.50%
Schwab Money Market Portfolio(TM)                        0.38%    0.06%    0.00%    0.44%    0.00%    0.44%
Schwab S&P 500 Portfolio                                 0.20%    0.12%    0.00%    0.32%    0.04%    0.28%
Scudder Variable Series I Capital Growth Portfolio -     0.47%    0.04%    0.00%    0.51%    0.00%    0.51%
Class A Shares
Scudder Variable Series II Small Cap Growth Portfolio    0.48%    0.11%    0.00%    0.59%    0.00%    0.59%
- Class A Shares
Scudder VIT EAFE(R)Equity Index Fund  - Class A Shares    0.45%    0.64%    0.00%    1.09%    0.44%    0.65%
Scudder VIT Small Cap Index Fund  - Class A Shares       0.35%    0.26%    0.00%    0.61%    0.16%    0.45%
Strong MidCap Growth Fund II                             0.75%    0.71%    0.00%    1.46%    0.28%    1.18%
Strong Opportunity Fund II - Investor Class              0.75%    0.66%    0.00%    1.41%    0.01%    1.40%

*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees.

                      Please keep this supplement for future reference.

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